Income tax benefits (Tables)	12 Months Ended
Dec. 31, 2021
Income tax benefits
Schedule of income tax benefit

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Current income tax	(5,157)	(16,856)	(16,780)
Deferred income tax	80,081	153,987	128,875
Income tax benefit	74,924	137,131	112,095

Schedule of tax on the Group's loss before income tax differs from the theoretical amount statutory tax rate applicable to loss of the consolidated entities

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Loss before income tax	1,762,436	1,551,254	1,442,608
Tax calculated at PRC statutory income tax rate of 25%	440,559	387,814	360,652
Differential of income tax rates applicable to subsidiaries	(120,179)	(145,000)	(161,199)
Expense not deductible for tax purposes	(53,578)	(35,455)	(10,169)
Incomes not subject to tax	9,022	6,899	1,732
Tax losses and temporary differences for which no deferred income tax asset was recognized	(170,868)	(81,698)	(87,237)
Derecognization of deferred tax assets on tax losses	(40,668)	(3,137)	(23)
Additional deductible allowance for research and development expenses	2,936	6,873	8,255
Utilization of previously unrecognized tax losses	7,700	835	84
Income tax benefit	74,924	137,131	112,095

Schedule of unused tax losses
	At December 31,
	2020	2021
	RMB’000	RMB’000
Unused tax losses for which no deferred tax asset has been recognized	1,608,337	1,982,709

Schedule of unused tax losses by expiration date

	At December 31,
	2020	2021
	RMB’000	RMB’000

Year 2022	277,048	277,048
Year 2023	117,030	118,502
Year 2024	420,353	419,866
Year 2025	242,645	82,441
Year 2026	—	104,316
Year 2028	—	1,826
Year 2029	7,149	7,149
Year 2030	9,689	8,051
Year 2031	—	60,059